MERRILL LYNCH
GLOBAL SMALLCAP
FUND, INC.








FUND LOGO








Quarterly Report

September 30, 1996




Officers and Directors
Arthur Zeikel, President and Director
Donald Cecil, Director
Edward H. Meyer, Director
Charles C. Reilly, Director
Richard R. West, Director
Edward D. Zinbarg, Director
Terry K. Glenn, Executive Vice President
Norman R. Harvey, Senior Vice President
Andrew John Bascand, Vice President
Donald C. Burke, Vice President
Kenneth Chiang, Vice President
Adrian Holmes, Vice President
Grace Pineda, Vice President
James Russell, Vice President
Daniel V. Szemis, Vice President
Gerald M. Richard, Treasurer
Robert Harris, Secretary

Custodian
Brown Brothers Harriman & Co.
40 Water Street
Boston, MA 02109

Transfer Agent
Merrill Lynch Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
(800) 637-3863










This report is not authorized for use as an offer of sale or solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this re-port should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.
Statements and other information herein are as dated and are subject to change.



Merrill Lynch
Global SmallCap
Fund, Inc.
Box 9011
Princeton, NJ
08543-9011


Printed on post-consumer recycled paper



MERRILL LYNCH GLOBAL SMALLCAP FUND, INC.

Merrill Lynch
Global SmallCap
Fund, Inc.
Management
Team


Andrew John Bascand--Senior Portfolio Manager/Asset Allocator. As the Fund's Asset Allocator, Mr. Bascand is primarily responsible for determining the allocation of the Fund's assets among equity markets in the United States, Europe, the emerging markets and the Pacific Basin.

Kenneth Chiang--Co-Portfolio Manager--Emerging Markets Investments. Mr. Chiang is primarily responsible for the Fund's investments in emerging markets in Asia.

Adrian Holmes--Co-Portfolio Manager--European Investments. Mr.
Holmes is primarily responsible for the Fund's European investments.

Grace Pineda--Co-Portfolio Manager--Emerging Markets Investments.
Ms. Pineda is primarily responsible for investments in emerging markets in Europe and Latin America.

James Russell--Co-Portfolio Manager--Japanese Investments. Mr.
Russell is primarily responsible for the Fund's Japanese investments.

Daniel Szemis--Co-Portfolio Manager--US Investments. Mr. Szemis is primarily responsible for the Fund's investments in the United
States.



Worldwide
Investments
As of 9/30/96


                                    Country of      Percent of
Ten Largest Equity Holdings           Origin        Net Assets

Misys PLC                           United Kingdom     1.1%
Sinocan Holdings Ltd.               Hong Kong          1.1
ADO Electric Industrial Co., Ltd.   Japan              1.1
Burswood Property Trust             Australia          1.1
Organo Corp.                        Japan              1.0
PT Great River Industries           Indonesia          1.0
Japan Foundation Engineering
Co., Ltd.                           Japan              1.0
Ohsho Food Service Corp.            Japan              1.0
Grossman's Inc.                     United States      1.0
Yondenko Corp.                      Japan              0.9

                                                    Percent of
Ten Largest Industries                              Net Assets

Retail Specialty                                       3.3%
Engineering & Construction                             2.9
Construction                                           2.8
Automobile Parts                                       2.7
Holding Company                                        2.5
Restaurants                                            2.5
Beverages                                              2.5
Textiles                                               2.4
Manufacturing                                          2.2
Iron & Steel                                           2.1



DEAR SHAREHOLDER


Global small cap issues generally underperformed large cap issues in the third quarter of 1996. As measured by the unmanaged Salomon Brothers Extended Market Index (SEMI), a specialist global small capitalization stock index, global small caps returned -0.02% in US dollar terms for the three months ended September 30, 1996. The unmanaged Financial Times/S&P--Actuaries World Index, a measure of large cap stock performance, returned +1.40% during the same period.

For the three-month period ended September 30, 1996, total returns for Merrill Lynch Global SmallCap Fund, Inc.'s Class A, Class B, Class C and Class D Shares were -1.84%, -2.15%, -2.15% and -2.03%, respectively. (Results shown do not reflect sales charges, and would be lower if sales charges were included. Complete performance information, including average annual returns, can be found on pages 3--5 of this report to shareholders.) The underperformance of Merrill Lynch Global SmallCap Fund, Inc. as compared to the SEMI during the September quarter reflected our underweighted positions in the United States and the United Kingdom, relative to Continental Europe and Japan.

Within the small cap universe, the best-performing regions/markets in US dollar terms were in the United States, the United Kingdom and the Pacific Basin. Small cap issues in both Continental Europe and Japan significantly underperformed large cap issues.

The September quarter was marked by significant rallies in bond markets, especially in Europe and Japan, with bond markets generally outperforming equity markets. Another feature of the September quarter was the appreciation of the US dollar against both the yen and the Deutschemark.

Portfolio Changes
Regional emphasis remained relatively unchanged during the September quarter. The diversified portfolio of small cap issues included an effective 27% weighting in Europe, down slightly from the 29% weighting of three months earlier. The weighting in Japan increased to 29% of net assets compared to 25% at the end of June, while the weightings in Pacific markets (ex-Japan) and the United States increased to 13% and 17%, respectively, from 10% and 14%, respectively. Overall, the Fund's effective equity exposure was 89% of net assets compared to 86% three months earlier.

Economic and Investment
Environment
Economic indicators generally remained robust. Business indicators in Europe rose significantly over the September quarter, and in the United States, Canada and many Latin American economies, consensus estimates of real gross domestic product growth continued to be revised upward. Global inflationary pressures generally remained subdued, and investors do not generally anticipate a rise in official interest rates in the near term despite the pick up in economic activity. We are becoming cautious regarding investor expectations of interest rates and hence see potential short-term risks to bond and equity markets.

Additionally, as of the end of September, our analysis of profits forecasts remained below the consensus of analysts, especially in the United States. Overall, we expect that profits announcements could disappoint investors over the next 12 months--18 months.

As for the Fund's strategy, we maintain the view that small cap issues should begin to outperform large cap issues, particularly in Europe, Japan and the Pacific Basin. The main reason for this view is that we expect a cyclical up-swing in these economies, and small cap issues tend to perform well in these countries. We retain a strategic exposure to emerging markets small caps reflecting diversification opportunities.

In Conclusion
Global small cap issues performed well in the first half of 1996, but paused in the September quarter. We perceive near-term risks to financial markets stemming from the profits outlook in the United States and the potentially overbought nature of some bond markets, although small cap issues in Europe may benefit from improving economic conditions. Looking ahead, we believe that the best opportunities may lie in both the Pacific Basin and Europe.

Sincerely,







(Arthur Zeikel)
Arthur Zeikel
President







(Andrew Bascand)
Andrew Bascand
Senior Portfolio Manager/Asset
Allocator







(Kenneth Chiang)
Kenneth Chiang
Co-Portfolio Manager
Emerging Markets Investments--Asia







(Adrian C. Holmes)
Adrian C. Holmes
Co-Portfolio Manager
European Investments

(Grace Pineda)
Grace Pineda
Co-Portfolio Manager
Emerging Markets Investments--
Europe and Latin America







(James Russell)
James Russell
Co-Portfolio Manager
Japanese Investments







(Daniel V. Szemis)
Daniel V. Szemis
Co-Portfolio Manager
US Investments


November 4, 1996



PERFORMANCE DATA


About Fund
Performance

Investors are able to purchase shares of the Fund through the Merrill Lynch Select Pricing SM System, which offers four pricing alternatives:

* Class A Shares incur a maximum initial sales charge (front-end load) of 5.25% and bear no ongoing distribution or account maintenance fees. Class A Shares are available only to eligible investors, as detailed in the Fund's prospectus. If you were a Class A shareholder prior to October 21, 1994, your Class A Shares were redesignated to Class D Shares on October 21, 1994, which, in the case of certain eligible investors, were simultaneously exchanged for Class A Shares.

* Class B Shares are subject to a maximum contingent deferred sales charge of 4% if redeemed during the first year, decreasing 1% each year thereafter to 0% after the fourth year. In addition, Class B Shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. These shares automatically convert to Class D Shares after approximately 8 years. (There is no initial sales charge for automatic share conversions.)

* Class C Shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. In addition, Class C Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase.

* Class D Shares incur a maximum initial sales charge of 5.25% and an account maintenance fee of 0.25% (but no distribution fee).

None of the past results shown should be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.


Performance
Summary--
Class A Shares++
                           Net Asset Value             Capital Gains
Period Covered           Beginning    Ending            Distributed        Dividends Paid*      % Change**
10/21/94--12/31/94         $9.82      $ 9.37              $0.005                 --              - 4.53%
1995                        9.37        9.27               0.053                $0.105           + 0.66
1/1/96--9/30/96             9.27       10.66                --                    --             +14.99
						          ------                ------
                                                    Total $0.058          Total $0.105

                                                          Cumulative total return as of 9/30/96: +10.51%**

 *Figures may include short-term capital gains distributions. **Figures assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date, and do not include sales charge; results would be lower if sales charge was included.
++As a result of the implementation of the Merrill Lynch Select
  Pricing SM System, Class A Shares of the Fund outstanding prior to October 21, 1994 were redesignated to Class D Shares.


PERFORMANCE DATA (concluded)

Performance
Summary--
Class B Shares
                           Net Asset Value             Capital Gains
Period Covered           Beginning    Ending            Distributed        Dividends Paid*      % Change***
8/5/94--12/31/94          $10.00      $ 9.34              $0.005                 --              - 6.55%
1995                        9.34        9.19               0.053                $0.052           - 0.45
1/1/96--9/30/96             9.19       10.48                --                    --             +14.04
						          ------                ------
                                                    Total $0.058          Total $0.052

                                                           Cumulative total return as of 9/30/96: +6.09%***


Performance
Summary--
Class C Shares
                           Net Asset Value             Capital Gains
Period Covered           Beginning    Ending            Distributed        Dividends Paid*      % Change***
10/21/94--12/31/94         $9.80      $ 9.34              $0.005                 --              - 4.64%
1995                        9.34        9.19               0.053                $0.052           - 0.46
1/1/96--9/30/96             9.19       10.48                --                   --              +14.04
						          ------                ------
                                                    Total $0.058          Total $0.052

                                                           Cumulative total return as of 9/30/96: +8.24%***

Performance
Summary--
Class D Shares++
                           Net Asset Value             Capital Gains
Period Covered           Beginning    Ending            Distributed        Dividends Paid*      % Change**
8/5/94--12/31/94          $10.00      $ 9.37              $0.005                 --              - 6.25%
1995                        9.37        9.25               0.053                $0.093           + 0.31
1/1/96--9/30/96             9.25       10.61                --                    --             +14.70
						          ------                ------
                                                    Total $0.058          Total $0.093

                                                           Cumulative total return as of 9/30/96: +7.87%**

  *Figures may include short-term capital gains distributions. **Figures assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date, and do not include sales charge; results would be lower if sales charge was included.
***Figures assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date, and do not reflect deduction of any sales charge; results would be lower if sales charge was deducted.
 ++As a result of the implementation of the Merrill Lynch Select
   Pricing SM System, Class A Shares of the Fund outstanding prior to October 21, 1994 were redesignated to Class D Shares.



Recent
Performance
Results*
                                                                                     12 Month     3 Month
                                                  9/30/96    6/30/96    9/30/95      % Change     % Change
Class A Shares                                    $10.66     $10.86      $9.48       +13.11%(1)   -1.84%
Class B Shares                                     10.48      10.71       9.37       +12.51(1)    -2.15
Class C Shares                                     10.48      10.71       9.37       +12.51(1)    -2.15
Class D Shares                                     10.61      10.83       9.46       +12.81(1)    -2.03
Class A Shares--Total Return                                                         +14.41(2)    -1.84
Class B Shares--Total Return                                                         +13.16(3)    -2.15
Class C Shares--Total Return                                                         +13.15(4)    -2.15
Class D Shares--Total Return                                                         +13.96(5)    -2.03

  *Investment results shown do not reflect sales charges; results shown would be lower if a sales charge was included.
(1)Percent change includes reinvestment of $0.053 per share capital gains distributions.
(2)Percent change includes reinvestment of $0.105 per share ordinary income dividends and $0.053 per share capital gains distributions.
(3)Percent change includes reinvestment of $0.052 per share ordinary income dividends and $0.053 per share capital gains distributions.
(4)Percent change includes reinvestment of $0.052 per share ordinary income dividends and $0.053 per share capital gains distributions.
(5)Percent change includes reinvestment of $0.093 per share ordinary income dividends and $0.053 per share capital gains distributions.



Average Annual
Total Return


                                     % Return Without % Return With
                                       Sales Charge    Sales Charge**

Class A Shares*

Year Ended 9/30/96                        +14.41%         +8.40%
Inception (10/21/94) through 9/30/96      + 5.27          +2.39

[FN]
 *Maximum sales charge is 5.25%.
**Assuming maximum sales charge.


                                        % Return        % Return
                                       Without CDSC    With CDSC**

Class B Shares*

Year Ended 9/30/96                        +13.16%         +9.16%
Inception (8/5/94) through 9/30/96        + 2.78          +1.88

[FN]
 *Maximum contingent deferred sales charge is 4% and is reduced to 0%
  after 4 years.
**Assuming payment of applicable contingent deferred sales charge.


                                         % Return       % Return
                                       Without CDSC    With CDSC**

Class C Shares*

Year Ended 9/30/96                        +13.15%        +12.15%
Inception (10/21/94) through 9/30/96      + 4.16         + 4.16

[FN]
 *Maximum contingent deferred sales charge is 1% and is reduced to 0%
  after 1 year.
**Assuming payment of applicable contingent deferred sales charge.


                                     % Return Without % Return With
                                       Sales Charge    Sales Charge**

Class D Shares*

Year Ended 9/30/96                        +13.96%         +7.98%
Inception (8/5/94) through 9/30/96        + 3.58          +1.02

[FN]
 *Maximum sales charge is 5.25%.
**Assuming maximum sales charge.



SCHEDULE OF INVESTMENTS                                                                                        (in US dollars)
                                                                                                                    Percent of
EUROPE       Industries          Shares Held                   Investments                  Cost            Value   Net Assets
Denmark      Security Services         3,600  Falck A/S                                $    904,370     $    975,348    0.6%

             Textiles                 22,324  Carli Grey International A/S                  633,294          964,213    0.6

                                              Total Investments in Denmark                1,537,664        1,939,561    1.2

Finland      Holding Company          38,000  America Group Ltd.                            683,652          857,037    0.5
                                      13,700  Fiskars OY AB                                 709,143        1,046,947    0.7

                                              Total Investments in Finland                1,392,795        1,903,984    1.2

France       Advertising              10,440  Havas Advertising S.A.                        946,224        1,100,438    0.7

             Computer Software         2,157  Altran Technologies S.A.                      561,773          602,673    0.4

             Holding Company           2,978  Societe EuraFrance S.A.                       901,134        1,184,045    0.7

             Insurance                 2,868  Cardif S.A.                                   282,878          404,554    0.3

             Manufacturing            35,000  Sommer Allibert S.A.                        1,037,025          929,084    0.6

                                              Total Investments in France                 3,729,034        4,220,794    2.7

SCHEDULE OF INVESTMENTS (continued)                                                                            (in US dollars)
EUROPE                                                                                                              Percent of
(concluded)  Industries          Shares Held                   Investments                  Cost            Value   Net Assets
Germany      Machine Tools &           3,850  Walter AG                                $    977,454     $  1,095,098    0.7%
             Machinery

             Machinery & Engineering  39,100  Kloeckner Werke AG                          3,734,471        1,370,986    0.9

             Retail Specialty         18,000  Moebel Walther AG                             770,212        1,014,550    0.6

                                              Total Investments in Germany                5,482,137        3,480,634    2.2

Greece       Building & Construction   7,990  Titan Cement Co. S.A.                         302,811          440,979    0.3

                                              Total Investments in Greece                   302,811          440,979    0.3

Ireland      Transportation           79,000  Irish Continental Group PLC                   629,034          605,812    0.4

                                              Total Investments in Ireland                  629,034          605,812    0.4

Italy        Building &              299,176  Fochi Filippo S.p.A. (Ordinary)               910,887           23,597    0.0
             Construction

             Diversified           1,850,000  Compagnie Industriali Riunite
                                              S.p.A. (CIR)                                2,071,370          902,261    0.6

                                              Total Investments in Italy                  2,982,257          925,858    0.6

Netherlands  Electrical Equipment     25,109  Twentsche Kabel Holding NV                    988,513        1,174,141    0.7

             Electronics              23,200  Otra NV                                       491,675          413,608    0.3

             Engineering &            20,806  Kondor Wessels Group NV                       780,063          744,288    0.5
             Construction

             Holding Company          38,855  Internatio-Muller NV                          775,019          944,802    0.6

                                              Total Investments in the Netherlands        3,035,270        3,276,839    2.1

Poland       Engineering &           131,800  Elektrim Towarzystwo Handlowe S.A.            462,537        1,291,558    0.8
             Construction

             Tire & Rubber            30,000  T.C. Debica S.A.                              399,679          641,414    0.4

                                              Total Investments in Poland                   862,216        1,932,972    1.2

Portugal     Retail Sales             12,600  Establecimentos Jeronimo Martins
                                              & Filho S.A.                                  644,835        1,146,710    0.7

                                              Total Investments in Portugal                 644,835        1,146,710    0.7

Spain        Glass                    15,835  Cristaleria Espanola S.A.                     697,591          980,820    0.6

             Real Estate              47,946  Vallehermoso S.A.                             815,741          928,288    0.6

             Textiles                115,000  Algodonera de San Antonio                   1,269,666          891,508    0.6

                                              Total Investments in Spain                  2,782,998        2,800,616    1.8

Sweden       Automobile Parts         76,800  Garphyttan Industrier AB                      988,225        1,043,793    0.7

             Engineering              30,000  Kalmar Industries AB                          511,003          466,626    0.3

             Engineering &            38,878  Svedala Industri AB                           510,552          675,169    0.4
             Construction

             Forest Products/      1,153,500  Rottneros Bruks AB Free                     1,779,027        1,376,117    0.9
             Paper & Packaging

             Investment Management   133,620  Bure Investment AB                          1,139,371        1,281,315    0.8

             Manufacturing            70,853  Getinge Industrier AB (B Shares)              945,243        1,358,854    0.9

             Medical Supplies         28,460  Nobel Biocare AB                              515,269          537,224    0.3

                                              Total Investments in Sweden                 6,388,690        6,739,098    4.3

Switzerland  Engineering &               400  Daetwyler Holdings AG                         679,000          647,735    0.4
             Construction

             Industrials               9,175  Oerlikon-Buehrle Holdings AG                  989,278          924,014    0.6

             Medical Supplies            417  Disetronic Holdings AG                        775,311          879,838    0.6

             Photography               3,082  Fotolabo S.A.                               1,034,207        1,005,534    0.6

             Retailing                 1,560  Grands Magasins Jelmoli S.A.                  959,600          746,650    0.5

                                              Total Investments in Switzerland            4,437,396        4,203,771    2.7

Turkey       Beverages               871,475  Erciyas Biracilik Ve Malt Sanayii A.S.        566,377          450,927    0.3

             Metal Fabricating     5,100,000  Eregli Demir Ve Celik Fabrikalari A.S.        570,786          550,000    0.4

                                              Total Investments in Turkey                 1,137,163        1,000,927    0.7

United       Beverages                95,000  Matthew Clark PLC                           1,000,663          501,778    0.3
Kingdom
             Broadcasting             78,000  Flextech PLC                                  630,757          660,399    0.4

             Chemicals               260,000  Inspec Group PLC                            1,478,306          925,698    0.6
                                     130,000  Inspec Group PLC (New Shares)                 366,397          465,901    0.3
                                                                                       ------------     ------------  ------
                                                                                          1,844,703        1,391,599    0.9

             Computer Services       124,500  Misys PLC                                   1,248,027        1,694,156    1.1

             Computers               349,600  Acorn Computer Group PLC                      499,614        1,083,306    0.7

             Diversified             889,000  Howden Group PLC                            1,262,630          987,812    0.6

             Food & Beverage         667,000  Hazlewood Foods PLC                         1,271,988        1,007,320    0.7

             Hotels                  188,000  Jurys Hotel Group PLC                         830,317          841,469    0.5

             Manufacturing           120,500  Low & Bonar PLC (Ordinary)                    792,075        1,054,176    0.7

             Media/Publishing        300,000  International Business Communications
                                              PLC (Ordinary)                              1,043,116        1,471,883    0.9

             Pharmaceuticals          55,300  Celltech Group PLC                            549,111          443,541    0.3
                                     144,300  Oxford Molecular Group PLC                    756,094          718,138    0.5
                                                                                       ------------     ------------  ------
                                                                                          1,305,205        1,161,679    0.8

             Textiles                310,500  Dewhirst Group PLC                            865,987          928,131    0.6

                                              Total Investments in the United Kingdom    12,595,082       12,783,708    8.2

                                              Total Investments in Europe                47,939,382       47,402,263   30.3

LATIN AMERICA

Argentina    Iron & Steel             36,000  Siderar S.A. (ADR) (a)                        612,000          828,000    0.5

             Retailing                24,889  Grimoldi S.A.                                  95,150          121,974    0.1

                                              Total Investments in Argentina                707,150          949,974    0.6

Brazil       Textiles              2,054,000  Companhia de Tecidos Norte de Minas
                                              S.A. (Preferred)                              652,560          748,372    0.5

             Utilities--Electric     715,000  Centrais Electricas da Santa Catarina
                                              S.A. (CELESC) 'B' (Preferred)                 648,753          616,259    0.4
                                     164,478  Centrais Electricas da Santa Catarina
                                              S.A. (CELESC) (Receipts)                      132,227          141,764    0.1
                                                                                       ------------     ------------  ------
                                                                                            780,980          758,023    0.5

                                              Total Investments in Brazil                 1,433,540        1,506,395    1.0


SCHEDULE OF INVESTMENTS (continued)                                                                            (in US dollars)
LATIN AMERICA                                                                                                       Percent of
(concluded)  Industries          Shares Held                   Investments                  Cost            Value   Net Assets
Colombia     Banking                  41,300  Banco Ganadero S.A. (ADR) (a)            $    811,698     $    836,325    0.5%

                                              Total Investments in Colombia                 811,698          836,325    0.5

Mexico       Building Materials       47,890  Internacional de Ceramica S.A.
                                              de C.V. (ADR)(a)                              355,919          293,326    0.2

             Transportation          350,850  Grupo Financiero Banorte S.A.
                                              de C.V. (Class B)                             387,614          376,359    0.2

                                              Total Investments in Mexico                   743,533          669,685    0.4

Peru         Foods                   250,947  Consorcio Alimentos Fabril
                                              Pacifico S.A.                                 268,537          370,365    0.3

                                              Total Investments in Peru                     268,537          370,365    0.3

                                              Total Investments in Latin America          3,964,458        4,332,744    2.8

MIDDLE EAST/
AFRICA

South        Entertainment           625,800  Sun International (South Africa) Ltd.         815,854          662,587    0.4
Africa
             Mining                  124,500  Elandsrand Gold Mining Company Ltd.           741,459          659,093    0.4
                                      38,000  Kinross Mines Ltd.                            407,226          312,650    0.2
                                                                                       ------------     ------------  ------
                                                                                          1,148,685          971,743    0.6

                                              Total Investments in South Africa           1,964,539        1,634,330    1.0

Zimbabwe     Beverages               253,512  Delta Corporation Ltd.                        407,960          773,052    0.5

                                              Total Investments in Zimbabwe                 407,960          773,052    0.5

                                              Total Investments in the
                                              Middle East/Africa                          2,372,499        2,407,382    1.5

NORTH
AMERICA

Canada       Insurance                 6,500  Arbatax International Inc.                     40,311           45,825    0.0

             Leisure                  42,384  Four Seasons Hotels Ltd.                      495,789          749,967    0.5

             Mining                   32,925  Cambior Inc.                                  457,703          456,834    0.3

             Natural Resources        30,000  Total Petroleum of North America Ltd.         295,925          311,250    0.2

                                              Total Investments in Canada                 1,289,728        1,563,876    1.0

United       Aerospace                 8,300  BE Aerospace Inc.                             109,274          170,150    0.1
States                               110,000  UNC, Inc.                                     637,625          976,250    0.6
                                                                                       ------------     ------------  ------
                                                                                            746,899        1,146,400    0.7

             Apparel                 115,000  Farah, Inc.                                 1,148,408          848,125    0.5
                                      70,100  Norton McNaughton, Inc.                       850,711          569,563    0.4
                                                                                       ------------     ------------  ------
                                                                                          1,999,119        1,417,688    0.9

             Automobile Parts          3,800  Walbro Corp.                                   71,116           70,300    0.0

             Automotive                8,500  Smith (A.O.) Corporation                      175,823          211,438    0.1

             Banking & Finance        15,650  Charter One Financial, Inc.                   285,221          626,000    0.4
                                      15,000  Roosevelt Financial Group, Inc.               242,463          256,875    0.2
                                                                                       ------------     ------------  ------
                                                                                            527,684          882,875    0.6

             Biotechnology            15,000  COR Therapeutics, Inc.                        168,375          150,000    0.1
                                      12,400  Ostex International Inc.                      133,600           99,200    0.1
                                      13,900  Scios, Inc.                                    68,663           86,006    0.1
                                                                                       ------------     ------------  ------
                                                                                            370,638          335,206    0.3

             Building & Building      22,000  Giant Cement Holding, Inc.                    293,938          327,250    0.2
             Materials             1,024,400  Grossman's Inc.                             1,835,464        1,504,588    1.0
                                      15,300  Ryland Group, Inc.                            206,581          227,588    0.1
                                                                                       ------------     ------------  ------
                                                                                          2,335,983        2,059,426    1.3

             Chemicals                 8,800  Arcadian Corp.                                173,361          218,900    0.1

             Computer Software        54,900  Hyperion Software Corp.                       599,419          830,363    0.5
                                      11,000  MathSoft, Inc.                                 57,906           57,750    0.0
                                      16,600  Software Spectrum Inc.                        337,768          485,550    0.3
                                      19,800  Structural Dynamics Research Corp.            400,609          472,725    0.3
                                      28,000  VMARK Software, Inc.                          439,368          185,500    0.1
                                                                                       ------------     ------------  ------
                                                                                          1,835,070        2,031,888    1.2

             Computer Technology       7,700  Voice Control Systems, Inc.                    40,425           46,200    0.0

             Computers                20,700  Storage Technology Corporation                565,734          784,013    0.5
                                      13,800  Stratus Computer, Inc.                        388,732          272,550    0.2
                                      24,700  Telxon Corporation                            274,366          339,625    0.2
                                                                                       ------------     ------------  ------
                                                                                          1,228,832        1,396,188    0.9

             Data Processing           8,000  Compuware Corp.                               265,941          362,000    0.2
                                      34,600  Platinum Technology Inc.                      484,317          436,825    0.3
                                       5,000  Sterling Software, Inc.                       177,175          381,875    0.3
                                      34,400  Symantec Corp.                                403,103          374,100    0.2
                                                                                       ------------     ------------  ------
                                                                                          1,330,536        1,554,800    1.0

             Electronics              16,300  Allen Group, Inc.                             281,830          301,550    0.2
                                      11,800  Alpha Industries, Inc.                        107,782           89,975    0.1
                                      20,800  BI, Inc.                                      216,454          166,400    0.1
                                      29,500  CHS Electronics Inc.                          410,911          379,813    0.2
                                       3,300  ITI Technologies Inc.                          90,113          116,325    0.1
                                       2,700  Marshall Industries                            79,096           81,338    0.1
                                      28,600  VLSI Technology, Inc.                         363,594          464,750    0.3
                                       2,500  Wyle Electronics                               78,925           80,313    0.1
                                                                                       ------------     ------------  ------
                                                                                          1,628,705        1,680,464    1.2

             Engineering &            19,200  Insituform Technologies, Inc.
             Construction                     (Class A)                                     135,525          153,600    0.1


             Environmental Control    25,740  BHA Group Inc. (Class A)                      346,317          373,230    0.2
                                      78,000  Envirosource Inc.                             304,028          292,500    0.2
                                                                                       ------------     ------------  ------
                                                                                            650,345          665,730    0.4

             Fertilizer               12,000  Mississippi Chemical Corp.                    256,967          276,000    0.2

             Healthcare--Products/    25,000  Beverly Enterprises, Inc.                     339,391          271,875    0.2
             Services                 49,000  Magellan Health Services, Inc.                884,348        1,016,750    0.6
                                      53,800  Ramsay Health Care, Inc.                      330,777          114,325    0.1
                                                                                       ------------     ------------  ------
                                                                                          1,554,516        1,402,950    0.9

SCHEDULE OF INVESTMENTS (continued)                                                                            (in US dollars)
NORTH AMERICA                    Shares Held/                                                                       Percent of
(concluded)  Industries          Face Amount                   Investments                  Cost            Value   Net Assets
United       Home Furnishing          20,400  Crown Crafts, Inc.                       $    303,212     $    193,800    0.1%
States
(concluded)  Insurance                 3,800  Midland Financial Group, Inc.                  30,163           36,100    0.0
                                      60,000  PXRE Corp.                                  1,375,075        1,372,500    0.9
                                      17,700  Security-Connecticut Corp.                    400,500          555,337    0.4
                                                                                       ------------     ------------  ------
                                                                                          1,805,738        1,963,937    1.3

             Iron & Steel             15,800  Gibraltar Steel Corp.                         284,998          355,500    0.2
                                      11,700  Olympic Steel, Inc.                           247,472          314,437    0.2
                                      34,800  Quanex Corp.                                  751,867          935,250    0.6
                                                                                       ------------     ------------  ------
                                                                                          1,284,337        1,605,187    1.0

             Machinery                12,000  AGCO Corp.                                    266,610          306,000    0.2
                                      16,200  Bearings, Inc.                                466,837          457,650    0.3
                                      19,800  Cincinnati Milacron, Inc.                     483,025          373,725    0.2
                                                                                       ------------     ------------  ------
                                                                                          1,216,472        1,137,375    0.7

             Medical                  10,000  Analogic Corporation                          171,250          277,500    0.2
                                      10,600  Biomatrix, Inc.                               161,208          177,550    0.1
                                       5,000  Healthdyne Technologies, Inc.                  60,100           41,875    0.0
                                      19,200  Medex, Inc.                                   206,272          280,800    0.2
                                       9,000  Sierra Health Services Inc.                   294,063          309,375    0.2
                                       9,000  Sofamor Danek Group, Inc.                     206,981          277,875    0.2
                                                                                       ------------     ------------  ------
                                                                                          1,099,874        1,364,975    0.9

             Medical Services          5,392  Pharmaceutical Product
                                              Development, Inc.                              83,339          145,579    0.1

             Metals                   13,700  Castle (A.M) & Company                        230,160          275,712    0.2
                                      15,600  Commonwealth Aluminum Corp.                   261,040          259,350    0.2
                                      33,200  Shiloh Industries, Inc.                       450,582          531,200    0.3
                                                                                       ------------     ------------  ------
                                                                                            941,782        1,066,262    0.7

             Natural Resources        20,300  Brown (Tom), Inc.                             236,050          383,162    0.2
                                      28,700  Newpark Resources Inc.                        628,262        1,043,962    0.7
                                      35,000  Plains Resources, Inc.                        218,750          485,625    0.3
                                      55,000  TransTexas Gas Corp.                          605,000          618,750    0.4
                                      38,700  Zemex Corporation                             344,674          299,925    0.2
                                                                                       ------------     ------------  ------
                                                                                          2,032,736        2,831,424    1.8

             Office--Related           1,800  Wang Laboratories, Inc.                        35,388           35,100    0.0

             Paper & Forest           24,800  Mercer International, Inc.                    422,910          331,700    0.2
             Products                 19,000  Pope & Talbot, Inc.                           305,092          292,125    0.2
                                                                                       ------------     ------------  ------
                                                                                            728,002          623,825    0.4

             Pharmaceuticals          48,300  NeoRx Corp.                                   324,962          259,612    0.2

             Restaurants              26,900  Au Bon Pain Company, Inc. (Class A)           180,475          188,300    0.1
                                      67,500  TPI Enterprises, Inc.                         377,458          198,281    0.1
                                                                                       ------------     ------------  ------
                                                                                            557,933          386,581    0.2

             Retailing                85,000  Baker (J.), Inc.                            1,231,429          499,375    0.3
                                      27,300  CML Group, Inc.                                83,265          133,087    0.1
                                      25,000  Catherines Stores Corp.                       202,020          181,250    0.1
                                      34,500  Chico's Fashions Inc.                         248,069          258,750    0.2
                                      20,300  Department 56, Inc.                           460,150          504,962    0.3
                                      67,100  Levitz Furniture Inc.                         338,698          260,012    0.2
                                       7,500  Rex Stores Corp.                               97,950           82,500    0.1
                                                                                       ------------     ------------  ------
                                                                                          2,661,581        1,919,936    1.3

             Technology               18,100  Rofin-Sinar Technologies, Inc.                171,950          192,312    0.1
                                      13,500  VISX, Inc.                                    323,407          361,125    0.2
                                                                                       ------------     ------------  ------
                                                                                            495,357          553,437    0.3

             Telecommunication           500  Advanced Fibre Communications, Inc.            12,500           12,500    0.0
             Equipment                40,000  Comdial Corp.                                 245,000          270,000    0.2
                                      15,000  InterVoice, Inc.                              228,490          221,250    0.1
                                      33,400  Network Equipment Technologies, Inc.          640,817          455,075    0.3
                                                                                       ------------     ------------  ------
                                                                                          1,126,807          958,825    0.6

             Transportation           10,300  Air Express International Corp.               278,291          290,975    0.2
                                       2,400  Expeditors International of
                                              Washington, Inc.                               69,219           84,600    0.1
                                      10,000  Kirby Corp.                                   154,306          176,250    0.1
                                                                                       ------------     ------------  ------
                                                                                            501,816          551,825    0.4

                                              Total Investments in the United States     30,260,880       31,147,733   19.9

                                              Total Investments in North America         31,550,608       32,711,609   20.9

PACIFIC
BASIN

Australia    Entertainment         1,188,000  Burswood Property Trust                     1,567,077        1,616,298    1.1

             Mining                  559,351  QCT Resources Ltd.                            650,305          787,555    0.5

             Publishing              283,000  West Australian Newspaper Holdings Ltd.     1,034,360        1,108,072    0.7

                                              Total Investments in Australia              3,251,742        3,511,925    2.3

Hong Kong    Banking               1,432,333  JCG Holdings, Ltd.                          1,085,879        1,287,336    0.8

             Financial          US$  420,000  Goldlion Capital Corp., 4.875% due
             Services                         2/01/1999                                     318,914          571,200    0.3


             Foods/Food            5,653,000  Tingyi (Cayman Islands) Holdings Co.        1,309,939        1,191,598    0.8
             Processing

             Packaging             3,772,600  Sinocan Holdings Ltd.                       1,254,878        1,683,151    1.1

                                              Total Investments in Hong Kong              3,969,610        4,733,285    3.0

Indonesia    Banking--International  303,000  PT Bank Bali (Foreign)                        634,023          626,087    0.4

             Consumer--Goods         260,000  PT Wicaksana Overseas International           336,176          313,388    0.2

             Textiles & Apparel    3,142,000  PT Great River Industries                   1,013,657        1,555,446    1.0

                                              Total Investments in Indonesia              1,983,856        2,494,921    1.6

Japan        Automobile Parts         30,000  Exedy Corporation                             511,228          481,614    0.3
                                      58,000  Murakami Corp.                              1,148,025          832,287    0.5
                                      36,000  Sanoh Industrial Co.                          472,700          272,825    0.2
                                     110,000  Showa Corp.                                 1,098,685        1,016,143    0.6
                                      85,000  Yamakawa Industrial Co.                     1,040,181          595,381    0.4
                                                                                       ------------     ------------  ------
                                                                                          4,270,819        3,198,250    2.0


SCHEDULE OF INVESTMENTS (continued)                                                                            (in US dollars)
PACIFIC BASIN                                                                                                       Percent of
(concluded)  Industries          Shares Held                   Investments                  Cost            Value   Net Assets
Japan        Banking                  17,000  Bank of the Ryukyus, Ltd.                $    988,951     $    629,686    0.4%
(concluded)

             Beverages                79,000  Hokkaido Coca-Cola Bottling
                                              Co., Ltd.                                   1,298,058        1,020,269    0.7
                                      74,000  Sanyo Coca-Cola Bottling Co., Ltd.          1,118,168        1,055,247    0.7
                                                                                       ------------     ------------  ------
                                                                                          2,416,226        2,075,516    1.4

             Chemicals                42,000  Canon Chemicals, Inc.                         941,249          892,735    0.6
                                      25,000  Katakura Chikkarin Co., Ltd.                  278,421          182,735    0.1
                                                                                       ------------     ------------  ------
                                                                                          1,219,670        1,075,470    0.7

             Computer Services        51,700  TKC Corp.                                   1,374,367        1,414,215    0.9

             Construction             89,600  Japan Foundation Engineering
                                              Co., Ltd.                                   1,735,016        1,534,852    1.0
                                      80,000  Tsuchiya Home Co.                           1,737,127        1,470,852    0.9
                                     157,000  Yondenko Corp.                              1,518,456        1,478,475    0.9
                                                                                       ------------     ------------  ------
                                                                                          4,990,599        4,484,179    2.8

             Consumer Electricals     59,000  Roland Corp.                                1,429,975        1,031,839    0.7

             Electrical Equipment     24,000  Energy Support Corp.                          182,225          117,309    0.1
                                      26,000  Shinmei Electric Co.                        1,340,491          550,314    0.4
                                      52,000  Sukegawa Electric Co.                         682,344          401,543    0.3
                                                                                       ------------     ------------  ------
                                                                                          2,205,060        1,069,166    0.8

             Foods/Food Processing    43,000  Ariake Japan Co., Ltd.                      1,525,975        1,384,484    0.9

             Health Services          25,000  Kanto Biomedical Laboratory Co.               528,125          502,242    0.3
                                      26,000  SRL Inc.                                      557,018          459,372    0.3
                                                                                       ------------     ------------  ------
                                                                                          1,085,143          961,614    0.6

             Industrials              13,200  Nitto Kohki Company Ltd.                      489,424          526,816    0.3
                                      31,000  Roki Techno Co., Ltd.                         868,533          614,439    0.4
                                                                                       ------------     ------------  ------
                                                                                          1,357,957        1,141,255    0.7

             Iron & Steel            218,000  Nippon Chutesukan K.K.                      1,367,147        1,008,861    0.6

             Machinery                48,400  Giken Seisakusho Co. Inc.                   1,182,453          768,323    0.5
                                      27,000  Miura Co., Ltd.                               449,645          435,874    0.3
                                                                                       ------------     ------------  ------
                                                                                          1,632,098        1,204,197    0.8

             Metal Fabrication       124,000  Toyo Kohan Co., Ltd.                        1,057,406          889,686    0.6

             Packaging                45,000  Chuo Kagaku Co. Ltd.                        1,894,958          948,430    0.6

             Pharmaceuticals          12,000  Towa Pharmaceutical Co.                       709,641          253,991    0.2

             Pollution Control       168,000  Organo Corp.                                1,844,463        1,597,130    1.0

             Real Estate              53,000  Keihanshin Real Estate Co. Ltd.               525,507          423,049    0.3
                                      56,000  TOC Corp.                                     596,958          667,982    0.4
                                                                                       ------------     ------------  ------
                                                                                          1,122,465        1,091,031    0.7

             Restaurants              47,000  Aim Services Co., Ltd.                      1,405,610        1,074,888    0.7
                                      45,000  Mos Food Services, Inc.                     1,446,914          968,610    0.6
                                      83,000  Ohsho Food Service Corp.                    2,244,318        1,511,121    1.0
                                                                                       ------------     ------------  ------
                                                                                          5,096,842        3,554,619    2.3

             Retail Specialty         60,000  ADO Electric Industrial Co., Ltd.           1,956,905        1,678,924    1.1
                                      60,000  Arcland Sakamoto Co., Ltd.                    964,197          887,892    0.5
                                      71,000  Daika Corporation                           1,109,857          529,157    0.3
                                      48,000  Home Wide Corp.                               847,706          572,556    0.4
                                      30,000  Nitori Co.                                    906,611          632,287    0.4
                                                                                       ------------     ------------  ------
                                                                                          5,785,276        4,300,816    2.7

             Retail Stores           106,000  Sotetsu Rosen Co., Ltd.                       992,634          812,825    0.5

             Services                 66,150  Ichinen Co., Ltd.                           1,667,714        1,067,892    0.7

             Trading                  31,000  Japan CBM Corp.                             1,200,936          973,094    0.6

             Trucking                108,000  Nippon Konpo Unyu Soko Co.                  1,045,185          894,996    0.6
                                      70,000  Tonami Transportation Co., Ltd.               548,070          433,184    0.2
                                                                                       ------------     ------------  ------
                                                                                          1,593,255        1,328,180    0.8

                                              Total Investments in Japan                 48,829,577       37,496,426   24.0

Malaysia     Advertising             201,000  Seni Jaya Corporation BHD                     623,215          673,824    0.4

             Broadcasting            135,000  Sistem Televisyen Malaysia BHD                207,258          280,161    0.2
                                     135,000  Sistem Televisyen Malaysia BHD
                                              (Class A)                                     201,389          246,757    0.2
                                                                                       ------------     ------------  ------
                                                                                            408,647          526,918    0.4

             Chemicals                16,000  Chemical Company of Malaysia BHD               49,599           49,806    0.0

             Engineering &           304,000  Asas Dunia BHD                              1,084,560        1,170,771    0.7
             Construction

             Newspaper/Publishing    132,000  New Straits Times Press BHD                   541,189          695,375    0.5

                                              Total Investments in Malaysia               2,707,210        3,116,694    2.0

New Zealand  Agriculture           1,090,500  Wrightson Ltd.                                808,404          883,842    0.5

             Chemicals               146,000  Fernz Corporation Ltd.                        439,021          436,604    0.3

             Food Merchandising    1,170,000  Affco Holdings Ltd.                           474,738          400,565    0.2

             Real Estate             135,000  Kiwi Income Property Trust                     94,514           94,324    0.1

             Textiles                 88,500  Lane Walker Rudkin Industries, Ltd.           101,374          102,646    0.1

                                              Total Investments in New Zealand            1,918,051        1,917,981    1.2

Philippines  Banking                  65,400  Security Bank Corporation                     114,553          162,252    0.1

             Financial Services      256,250  Far East Bank & Trust Company                 718,294          899,809    0.6

                                              Total Investments in the Philippines          832,847        1,062,061    0.7

South Korea  Utilities--Electric      22,700  Korea Electric Power Corp. (ADR) (a)          500,762          428,462    0.3

             Wireless Communications  72,800  Korea Mobile Telecommunications Corp.
                                              (GDR) (b)                                     885,433        1,110,200    0.7

                                              Total Investments in South Korea            1,386,195        1,538,662    1.0

Thailand     Transportation           62,000  Thoresen Thai Agency PLC 'Express'
                                              (Warrants)(d)                                       0           73,194    0.0
                                     310,000  Thoresen Thai Agency PLC 'Foreign'            795,493          731,938    0.5
                                      56,000  Thoresen Thai Agency PLC 'Local'              122,172          132,221    0.1

                                              Total Investments in Thailand                 917,665          937,353    0.6

                                              Total Investments in the Pacific Basin     65,796,753       56,809,308   36.4


SCHEDULE OF INVESTMENTS (concluded)                                                                            (in US dollars)
SOUTHEAST                        Shares Held/                                                                       Percent of
ASIA         Industries          Face Amount                   Investments                  Cost            Value   Net Assets
India        Hotels                   39,600  East India Hotels Ltd. (GDR)(b)          $    576,350     $    778,140    0.5%

             Recreation & Consumer   250,000  Su-Raj Diamonds Ltd.                          346,583          193,935    0.1
             Goods

                                              Total Investments in Southeast Asia           922,933          972,075    0.6

SHORT-TERM
SECURITIES                                                     Issue

             Commercial       US$  5,166,000  General Electric Capital Corp.,
             Paper*                           5.80% due 10/01/1996                        5,166,000        5,166,000    3.3

                                              Total Investments in Commercial Paper       5,166,000        5,166,000    3.3

             Foreign Government    1,060,000  UK Treasury Bill, 5.592% due 12/17/1996     1,628,923        1,639,657    1.1
             Obligations*

                                              Total Investments in Foreign Government
                                              Obligations                                 1,628,923        1,639,657    1.1

             US Government &       3,000,000  Federal Home Loan Bank, 5.16% due
             Agency Obligations*              10/03/1996                                  2,999,140        2,999,140    1.9
                                              United States Treasury Bills (c):
                                      80,000    4.87% due 10/24/1996                         79,751           79,755    0.1
                                      40,000    4.96% due 10/24/1996                         39,873           39,877    0.0
                                      50,000    5.06% due 10/24/1996                         49,838           49,847    0.0
                                      40,000    5.13% due 10/24/1996                         39,869           39,877    0.0
                                     110,000    5.14% due 10/24/1996                        109,639          109,662    0.1
                                     800,000    5.155% due 10/24/1996                       797,365          797,544    0.5

                                              Total Investments in US Government
                                              & Agency Obligations                        4,115,475        4,115,702    2.6

                                              Total Investments in Short-Term
                                              Securities                                 10,910,398       10,921,359    7.0

             Total Investments                                                         $163,457,031      155,556,740   99.5
                                                                                       ============
             Unrealized Appreciation on Forward Foreign Exchange Contracts**                                 667,754    0.4

             Variation Margin on Stock Index Futures Contracts***                                               (204)   0.0

             Other Assets Less Liabilities                                                                    84,172    0.1
                                                                                                        ------------  ------
             Net Assets                                                                                 $156,308,462  100.0%
                                                                                                        ============  ======

             Net Asset Value:       Class A--Based on net assets of $3,331,285
                                             and 312,605 shares outstanding                             $      10.66
                                                                                                        ============
                                    Class B--Based on net assets of $125,662,576
                                             and 11,990,345 shares outstanding                          $      10.48
                                                                                                        ============
                                    Class C--Based on net assets of $5,692,074 and
                                             543,300 shares outstanding                                 $      10.48
                                                                                                        ============
                                    Class D--Based on net assets of $21,622,527 and
                                             2,037,057 shares outstanding                               $      10.61
                                                                                                        ============

            *Commercial Paper and certain Foreign Government Obligations and US
             Government & Agency Obligations are traded on a discount basis; the interest rates shown are the discount rates paid at the time of purchase by the Fund.
           **Forward foreign exchange contracts as of September 30, 1996 were as follows:

                                                       Unrealized
               Foreign Currency        Expiration     Appreciation
                  Purchased               Date       (Depreciation)

             YEN     268,643,750      November 1996       $(96,425)

             Total (US$ Commitment--$2,522,476)           $(96,425)
                                                          --------
                   Foreign
                Currency Sold

             DM        2,439,415      November 1996       $ 47,795
             FMK       6,954,200      November 1996         32,620
             Frf       5,932,684      November 1996         20,315
             Nlg       1,650,180      November 1996         28,509
             NZ$       2,392,079      November 1996        (25,064)
             YEN   1,859,343,510      November 1996        660,004

             Total (US$ Commitment--$24,469,845)          $764,179
                                                          --------
             Total Unrealized Appreciation--Net on
             ForwardForeign Exchange Contracts            $667,754
                                                          ========

          ***Stock index contracts sold as of September 30, 1996 were as follows:


             Number of                            Expiration
             Contracts    Issue      Exchange        Date               Value

             100        DAX Index      DTB       December 1996      $  350,177
             25         FTSE 100       LIFFE     December 1996         935,948
             12         S&P Index      CME       December 1996       4,148,400

             Total Stock Index Contracts Sold
             (Total Contract Price--$5,392,435)                     $5,434,525
                                                                    ==========

          (a)American Depositary Receipts (ADR).
          (b)Global Depositary Receipts (GDR).
          (c)Securities held as collateral in connection with open stock index futures contracts.
          (d)Warrants entitle the Fund to purchase a predetermined number of shares of stock/face amount of bonds at a a predetermined price until the expiration date.


EQUITY PORTFOLIO CHANGES


 For the Quarter Ended September 30, 1996

 Additions

 Advanced Fibre
   Communications, Inc.
 Allen Group, Inc.
 Au Bon Pain Company, Inc.
   (Class A)
 Burswood Property Trust
 Castle (A.M.) & Company
 Centrais Electricas da Santa
   Catarina S.A. (CELESC) 'B'
   (Preferred)
 Centrais Electricas da Santa
   Catarina S.A. (CELESC)
   (Receipts)
 Chemical Company of Malaysia
   BHD
 Comdial Corp.
*Control Data Systems, Inc.
*Cypress SemiConductor Corp.
 Exedy Corporation
 Falck A/S
 Grossman's Inc.
 Grupo Financiero Banorte S.A.
   de C.V. (Class B)
 Insituform Technologies, Inc.
   (Class A)
 Inspec Group PLC (New Shares)
 InterVoice, Inc.
*Makro Atacadista S.A.
 Marshall Industries
 MathSoft, Inc.
 Midland Financial Group, Inc.
 Pharmaceutical Product
   Development, Inc.
 Rofin-Sinar Technologies, Inc.
 Sofamor Danek Group, Inc.
 Structural Dynamics Research
   Corp.
 Thoresen Thai Agency PLC
  'Express' (Warrants)
 Thoresen Thai Agency PLC
  'Foreign'
 Thoresen Thai Agency PLC
  'Local'
 VISX, Inc.
 Voice Control Systems, Inc.
 Walbro Corp.
 Wang Laboratories, Inc.
 Wyle Electronics

 Deletions

 Acerinox S.A.
 Applied Bioscience
   International, Inc.
 CasTech Aluminum Group, Inc.
 Cognos, Inc.
*Control Data Systems, Inc.
*Cypress SemiConductor Corp.
 Ecco S.A.
 First Colony Corp.
 Goldwin Inc.
 Grupo Financiero Banorte, S.A.
   de C.V.
 Landmark Graphics Corp.
*Makro Atacadista S.A.
 Players International Inc.
 QBE Insurance Group
 Redman Industries, Inc.
 Telecomunicacoes de Minas
   Gerais S.A.--TELEMIG
   (Class B) (Preferred)
 USK Corp.
 Walden Bancorp Inc.

[FN]
*Added and deleted in the same quarter.